UNITED STATES SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549 FORM 12b-25 NOTIFICATION OF LATE FILING	OMB APPROVAL
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SEC FILE NUMBER 000-31081
CUSIP NUMBER 89672P104

(CHECK ONE):	☐ Form 10-K	☐ Form 20-F	☐ Form 11-K	☐ Form 10-Q	☐ Form N-SAR

For Period Ended:

☒ Transition Report on Form 10-K
☐ Transition Report on Form 20-F
☐ Transition Report on Form 11-K
☐ Transition Report on Form 10-Q
☐ Transition Report on Form N-SAR

For the Transition Period Ended: September 30, 2004

Read Instruction (on back page) Before Preparing Form. Please Print or Type.

NOTHING IN THIS FORM SHALL BE CONSTRUED TO IMPLY THAT THE COMMISSION HAS VERIFIED ANY INFORMATION CONTAINED HEREIN.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

PART I—REGISTRANT INFORMATION

Tripath Technology Inc.

Full Name of Registrant

N/A

Former Name if Applicable

2560 Orchard Parkway

Address of Principal Executive Office (Street and Number)

San Jose, California 95131

City, State and Zip Code

PART II—RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate) ☒

(a)	The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;
(b)	The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, 11-K or Form N-SAR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report of transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and
(c)	The accountant’s statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III—NARRATIVE

State below in reasonable detail the reasons why Forms 10-K, 20-F, 11-K, 10-Q, N-SAR, or the transition report or portion thereof, could not be filed within the prescribed time period.

As described in the Registrant’s Current Report on Form 8-K dated October 18, 2004 and filed with the Securities and Exchange Commission on October 22, 2004, the Registrant’s Audit Committee directed the Registrant’s Chief Financial Officer to investigate certain product returns to one of the Registrant’s distributors by the distributor’s customers. As a result of such investigation, on January 25, 2005 the Registrant’s Audit Committee concluded that the Registrant should restate certain financial information for the three and six month periods ended June 30, 2004 as set forth in the Registrant’s Form 10-Q filed with the Securities and Exchange Commission on August 6, 2004 to properly reflect its revenue and related information for the referenced periods (the “Restatement”).

As a result of the Restatement, the Registrant determined that additional disclosure was required to be included in its Transition Report on Form 10-K/T for the transition period ended September 30, 2004. The Registrant has been unable to finalize the additional disclosure and file the Form 10-K/T with such additional disclosure without unreasonable effort or expense prior to the filing deadline for the Form 10-K/T. The Form 10-K/T will be filed as soon as reasonably practicable within the time period prescribed under Part II(b) hereof.

PART IV—OTHER INFORMATION

(1)	Name and telephone number of person to contact in regard to this notification

	Clarke Seniff	(408)	750-6801
	(Name)	(Area Code)	(Telephone Number)

(2)	Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s).

☒ Yes ☐ No

(3)	Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

☐ Yes ☒ No

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

N/A

Tripath Technology Inc.

(Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date	January 28, 2005	By	/s/ Clarke Seniff
Clarke Seniff Vice President of Finance and Chief Financial Officer

INSTRUCTION: The form may be signed by an executive officer of the registrant or by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature. If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative’s authority to sign on behalf of the registrant shall be filed with the form.

____________________    ATTENTION    ____________________

INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACT

CONSTITUTE FEDERAL CRIMINAL VIOLATIONS

(SEE 18 U.S.C. 1001).